Preferred Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Preferred Stock

NOTE 9 – Preferred Stock

Each share of Series A Preferred Stock is convertible into 33,334 shares of CANB common stock and is entitled to 66,666 votes. All Preferred Shares shall rank senior to all shares of Common Stock of the Company with respect to liquidation preferences and shall rank pari passu to all current and future series of preferred stock, unless otherwise stated in the certificate of designation for such preferred stock. In the event of a Liquidation Event, whether voluntary or involuntary, each holder may elect (i) to receive, in preference to the holders of Common Stock, a one-time liquidation preference on a per-share amount equal to the per-share value of preferred shares on the issuance date, as recorded in the Company’s financial records, or (ii) to participate pari passu with the Common Stock on an as-converted basis. Subject to any adjustments, the Series A holders shall be entitled to receive such dividends paid and distributions made to the holders of shares of Common Stock on an as converted basis.

Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day. The shares of Series B Preferred Stock have no voting rights.

Each share of Series C Preferred Stock has preference to payment of dividends, if and when declared by the Company, compared to shares of our common stock. Each Preferred Series C share is convertible into 25,000 shares of common stock. The shares of Series C Preferred Stock have voting rights as if fully converted.

Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation. The Company can redeem Series D Preferred Stock at any time for par value.

On February 8, 2019, the Company issued 33,333 shares of CANB common stock to a consultant of the Company in exchange for the retirement of 1 share of CANB Series A Preferred Stock.

From February 21, 2019 to March 12, 2019, the Company issued aggregately 67,405 shares of CANB common stock to RedDiamond in exchange for the retirement of 157,105 shares of CANB Series B Preferred Stock.

On May 28, 2019, the Company issued 3 shares of CANB Series A Preferred Stock to Stanley L. Teeple pursuant to the employment agreement with him. The fair value of the issuance totaled $1,203,000 and will be amortized over the vesting period of four years.

On April 26, 2019, the Company issued 6,436 shares of CANB common stock to RedDiamond in exchange for the retirement of 15,000 shares of CANB Series B Preferred Stock.

On May 1, 2019, the Company issued 8,581 shares of CANB common stock to RedDiamond in exchange for the retirement of 20,000 shares of CANB Series B Preferred Stock.

On May 9, 2019, the Company issued 23,710 shares of CANB common stock to RedDiamond in exchange for the retirement of 55,263 shares of CANB Series B Preferred Stock.

On June 7, 2019, the Company issued 10,726 shares of CANB common stock to RedDiamond in exchange for the retirement of 25,000 shares of CANB Series B Preferred Stock.

On August 13, 2019, the Company issued 97,607 shares of CANB common stock to RedDiamond in exchange for the retirement of 227,590 shares of CANB Series B Preferred Stock.

On December 16, 2019, the Company issued 35,666 shares of CANB common stock to RedDiamond as agreed for the early retirement of CANB Series B Preferred Stock converted in August 2019.

From January 1, 2021 through March 25, 2021, the Company issued 1,950 shares of CANB Series Preferred D Stock to officers of the Company.

In March 2021, the Company issued 50 Preferred C shares each to Marco Alfonsi, Stanley Teeple, and Pasquale Ferro for services rendered. Each Preferred C was immediately issuable as common at 25 thousand to one so the total issuance was 1,250,000 common shares for each recipient.